Leases	3 Months Ended
Mar. 31, 2023
Disclosure Text Block [Abstract]
Leases

10. Leases

The Company determines if an arrangement is a lease at its commencement if the Company is both able to identify an asset and conclude the Company has the right to control the identified asset. Leases are classified as finance or operating based on the principle of whether or not the lease is effectively a financed purchase by the lessee. An ROU asset represents the Company’s right to use an underlying asset for the lease term and a lease liability represents the Company’s obligation to make lease payments related to the lease. The Company recognizes operating and finance lease ROU assets and liabilities at the commencement date based on the present value of lease payments over the lease term. The lease term includes renewal options when it is reasonably certain that the option will be exercised, and excludes termination options. The Company’s leases do not provide an implicit rate therefore, the Company uses its incremental borrowing rate based on information available at the commencement date to determine the present value of lease payments. The incremental borrowing rate used is estimated based on what the Company would be required to pay for a collateralized loan for a similar asset over a similar term. The Company’s leases do not include any material residual value guarantees, bargain purchase options, or asset retirement obligations.

To the extent that the Company’s agreements have variable lease payments, the Company includes variable lease payments that depend on an index or a rate in the measurement and classification of a lease and excludes those that depend on facts or circumstances occurring after the commencement date, other than the passage of time. Lease expense for operating leases is recognized on a straight-line basis over the lease term and is recorded in operating expenses on the unaudited Condensed Consolidated Statements of Operations and Comprehensive Income (Loss). Amortization of ROU assets on finance leases is recorded on a straight-line basis within operating expenses in the unaudited Condensed Consolidated Statements of Operations. Interest expense incurred on finance lease liabilities is recorded in Interest expense on the unaudited Condensed Consolidated Statements of Operations and Comprehensive Income (Loss). The Company has elected not to recognize ROU assets and lease liabilities that arise from short-term (12 months or less) leases for any class of underlying asset. Additionally, the Company does not separate lease and non-lease components. Operating leases are included in ROU assets, Operating leases liabilities, current portion and Operating lease liabilities, less current portion in the Company’s unaudited Condensed Consolidated Balance Sheets. Finance leases are included in Property and equipment, net, Finance lease liabilities, current portion, and Finance lease liabilities, less current portion in the Company’s unaudited Condensed Consolidated Balance Sheets.

The Company’s lease arrangements consist primarily of its ieFactory California production facility, corporate office, store, equipment, and vehicle lease agreements. The leases expire at various dates through 2032, some of which include options to extend the lease term for additional 5-year periods.

Total lease costs for the three months ended March 31, 2023 and 2022 were (dollars in thousands):

	Three Months Ended March 31, 2023	Three Months Ended March 31, 2022
Finance lease cost
Amortization of right-of-use assets	$91	$500
Interest on lease liabilities	96	177
Total finance lease cost	187	677

Operating lease cost	1,481	882
Variable lease cost	112	134
Total lease cost	$1,780	$1,693

The following table summarizes future lease payments as of March 31, 2023 (dollars in thousands):

Fiscal year	Operating Leases	Finance Leases
2023 (nine months)	$4,151	$1,292
2024	5,496	1,757
2025	5,257	1,792
2026	5,216	1,828
2027	2,896	1,864
Thereafter	9,284	-
Total	32,300	8,533
Less: Imputed Interest	12,293	934
Present value of net lease payments	20,007	7,599

Lease liability, current portion	$2,609	$1,390
Lease liability, net of current portion	17,398	6,209
Total lease liability	$20,007	$7,599

Supplemental information and non-cash activities related to operating and finance leases are as follows (dollars in thousands):

	Three Months Ended March 31, 2023	Three Months Ended March 31, 2022
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$1,323	$833
Operating cash flows from finance leases	96	177
Financing cash flows from finance leases	335	466
	$1,754	$1,476
Lease liabilities arising from new right-of-use assets
Operating leases	$-	$8,206
Finance leases	$-	$-

	As of March 31, 2023	As of December 31, 2022
Weighted average remaining lease term (in years)
Operating leases	6.2	6.4
Finance leases	4.8	5.0

Weighted average discount rate
Operating leases	15.6%	15.6%
Finance leases	5.0%	5.0%